CORPORATE AND SUBSIDIARY BORROWINGS (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jun. 30, 2023
Secured Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,000,000,000
Debt term		364 days
Repayments of debt	$ 500,000,000
Subsidiary Borrowings | Subsidiaries
Line of Credit Facility [Line Items]
Debt, gross amount			$ 1,500,000,000
Subsidiary Borrowing Matures In 2027 | Subsidiaries
Line of Credit Facility [Line Items]
Debt, gross amount			1,000,000,000
Subsidiary Borrowings Due 2032 | Subsidiaries
Line of Credit Facility [Line Items]
Debt, gross amount			500,000,000
Revolving Credit Facility | Bilateral Credit Facilities | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			550,000,000
Total drawings			417,000,000
Revolving Credit Facility | $1.0 Billion, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			1,000,000,000
Total drawings			$ 823,000,000
Debt term			364 days
Revolving Credit Facility | $400 Million, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 400,000,000
Total drawings			$ 0